Long-Term Obligations	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Long-Term Obligations
Long-Term Obligations
Long-Term Obligations consist of the following (in thousands):

	September 30, 2013	December 31, 2012
Senior secured credit agreement:
Term loans payable	$444,375	$420,625
Revolving credit facility	199,831	553,964
Senior notes	600,000	—
Receivables securitization facility	10,000	80,000
Notes payable through October 2018 at weighted average interest rates of 1.8% and 1.7%, respectively	38,941	42,398
Other long-term debt at weighted average interest rates of 3.5% and 3.3%, respectively	18,908	21,491
	1,312,055	1,118,478
Less current maturities	(61,123)	(71,716)
	$1,250,932	$1,046,762

Senior Secured Credit Agreement
On May 3, 2013, we entered into an amended and restated credit agreement (the "Credit Agreement") with the several lenders from time to time party thereto, Wells Fargo Bank, National Association, as administrative agent, Bank of America N.A., as syndication agent, The Bank of Tokyo-Mitsubishi UFJ, LTD and RBS Citizens, N.A., as co-documentation agents, and Wells Fargo Securities, LLC, Merrill Lynch, Pierce, Fenner & Smith Incorporated, The Bank of Tokyo-Mitsubishi UFJ, LTD and RBS Citizens, N.A., as joint lead arrangers and joint bookrunners. The Credit Agreement retains many of the terms of the Company's amended and restated credit agreement dated September 30, 2011 (the "Original Credit Agreement") while also modifying certain terms to (1) extend the maturity date by approximately two years to May 3, 2018; (2) increase the total availability under the Credit Agreement from $1.4 billion to $1.8 billion (composed of $1.2 billion in the revolving credit facility's multicurrency component, $150 million in the revolving credit facility's US dollar component, and $450 million of term loans; (3) increase the amount of letters of credit that may be issued under the revolving credit facility to $150 million from $125 million; (4) raise the amount of swing line loans available under the revolving credit facility to $50 million from $25 million; (5) increase the maximum net leverage ratio covenant; (6) add certain subsidiaries as additional borrowers under the revolving credit facility; and (7) make other immaterial or clarifying modifications and amendments to the terms of the Original Credit Agreement. The Credit Agreement allows the Company to increase the amount of the revolving credit facility or obtain incremental term loans up to the greater of $400 million or the amount that may be borrowed while maintaining a senior secured leverage ratio of less than or equal to 2.50 to 1.00, subject to the agreement of the lenders. The proceeds of the Credit Agreement were used to repay amounts outstanding under the Original Credit Agreement, to pay fees related to the amendment and restatement, and for general corporate purposes.
Amounts under the revolving credit facility are due and payable upon maturity of the Credit Agreement on May 3, 2018. Amounts under the initial and additional term borrowings are due and payable in quarterly installments equal to 1.25% of the original principal amount beginning on September 30, 2013, with the remaining balance due and payable on the maturity date of the Credit Agreement. We are required to prepay the term loan by amounts equal to proceeds from the sale or disposition of certain assets if the proceeds are not reinvested within twelve months. We also have the option to prepay outstanding amounts under the Credit Agreement without penalty.
The Credit Agreement contains customary representations and warranties, and contains customary covenants that provide limitations and conditions on our ability to enter into certain transactions. The Credit Agreement also contains financial and affirmative covenants under which we (i) may not exceed a maximum net leverage ratio of 3.50 to 1.00 (an increase from 3.00 to 1.00 under the Original Credit Agreement), except in connection with permitted acquisitions with aggregate consideration in excess of $200 million during any period of four consecutive fiscal quarters in which case the maximum net leverage ratio may increase to 4.00 to 1.00 for the subsequent four fiscal quarters (an increase from 3.50 to 1.00 under the Original Credit Agreement) and (ii) are required to maintain a minimum interest coverage ratio of 3.00 to 1.00. We were in compliance with all restrictive covenants under the Credit Agreement and the Original Credit Agreement as of September 30, 2013 and December 31, 2012, respectively.
Borrowings under the Credit Agreement bear interest at variable rates, which depend on the currency and duration of the borrowing elected, plus an applicable margin. The applicable margin is subject to change in increments of 0.25% depending on our net leverage ratio. Interest payments are due on the last day of the selected interest period or quarterly in arrears depending on the type of borrowing. Including the effect of the interest rate swap agreements described in Note 5, "Derivative Instruments and Hedging Activities," the weighted average interest rates on borrowings outstanding against the Credit Agreement at September 30, 2013 and December 31, 2012 were 3.08% and 2.85%, respectively. We also pay a commitment fee based on the average daily unused amount of the revolving credit facility. The commitment fee is subject to change in increments of 0.05% depending on our net leverage ratio. In addition, we pay a participation commission on outstanding letters of credit at an applicable rate based on our net leverage ratio, as well as a fronting fee of 0.125% to the issuing bank, which are due quarterly in arrears. Borrowings under the Credit Agreement totaled $644.2 million and $974.6 million at September 30, 2013 and December 31, 2012, respectively, of which $22.5 million and $31.9 million were classified as current maturities, respectively. As of September 30, 2013, there were letters of credit outstanding in the aggregate amount of $53.2 million. The amounts available under the revolving credit facility are reduced by the amounts outstanding under letters of credit, and thus availability on the revolving credit facility at September 30, 2013 was $1.1 billion.
Related to the execution of the Credit Agreement, we incurred $7.2 million of fees, of which $6.1 million were capitalized within Other Assets on our Unaudited Consolidated Condensed Balance Sheet and are amortized over the term of the agreement. The remaining $1.1 million of fees were expensed, together with $1.7 million of capitalized debt issuance costs related to the Original Credit Agreement, as a loss on debt extinguishment in our Unaudited Consolidated Condensed Statements of Income for the nine months ended September 30, 2013.
Senior Notes
On May 9, 2013, we completed an offering of $600 million aggregate principal amount of senior notes due May 15, 2023 (the "Notes") in a private placement conducted pursuant to Rule 144A and Regulation S under the Securities Act of 1933. The proceeds from the offering were used to repay revolver borrowings under our Credit Agreement, including amounts borrowed to finance our acquisition of Sator in May 2013 as discussed further in Note 9, "Business Combinations," to pay related fees and expenses, and for general corporate purposes. The Notes are governed by the Indenture dated as of May 9, 2013 among LKQ Corporation, certain of our subsidiaries (the "Guarantors") and U.S. Bank National Association, as trustee.
The Notes bear interest at a rate of 4.75% per year from the date of original issuance or from the most recent payment date on which interest has been paid or provided for. Interest on the Notes is payable in arrears on May 15 and November 15 of each year, beginning on November 15, 2013. The Notes are fully and unconditionally guaranteed by the Guarantors.
The Notes and the guarantees will be our and each Guarantor's senior unsecured obligations and will be subordinated to all of the Guarantors' existing and future secured debt to the extent of the assets securing that secured debt. In addition, the Notes will be effectively subordinated to all of the liabilities of our subsidiaries that are not guaranteeing the Notes to the extent of the assets of those subsidiaries.
The Notes will be redeemable, in whole or in part, at any time on or after May 15, 2018 on the redemption dates and at the respective redemption prices specified in the Indenture. In addition, we may redeem up to 35% of the notes before May 15, 2016 with the net cash proceeds from certain equity offerings. We may also redeem some or all of the notes before May 15, 2018 at a redemption price of 100% of the principal amount thereof plus accrued and unpaid interest, if any, to the redemption date, plus a "make whole" premium. We may be required to make an offer to purchase the notes upon the sale of certain assets, subject to certain exceptions, and upon a change of control.
In connection with the sale of the Notes, the Company entered into a Registration Rights Agreement dated as of May 9, 2013 (the "Registration Rights Agreement") with the Guarantors and the representative of the initial purchasers of the Notes identified therein. Under the Registration Rights Agreement, the Company and the Guarantors have agreed to (i) file an exchange offer registration statement to exchange the Notes for a new issue of debt securities registered under the Securities Act of 1933, with terms substantially identical to those of the Notes (except that the exchange notes will not contain terms with respect to additional interest, registration rights, or certain transfer restrictions); (ii) use their commercially reasonable efforts to consummate the exchange offer within 365 days after the issue date of the Notes; and (iii) in certain circumstances, file a shelf registration statement for the resale of the Notes. If the Company and the Guarantors fail to consummate the exchange offer within 365 days of the issue date of the Notes or otherwise fail to satisfy their registration obligations under the Registration Rights Agreement, then the annual interest rate on the Notes will increase by 0.25% per annum and by an additional 0.25% per annum for each subsequent 90-day period during which the registration default continues, up to a maximum additional interest rate of 1.0% per annum.
Fees incurred related to the offering of the Notes totaling $9.7 million were capitalized within Other Assets on our Unaudited Consolidated Condensed Balance Sheet and are amortized over the term of the Notes.
Receivables Securitization Facility
On September 28, 2012, we entered into a three year receivables securitization facility with The Bank of Tokyo-Mitsubishi UFJ, Ltd. ("BTMU"), as Administrative Agent. Under the facility, LKQ sells an ownership interest in certain receivables, related collections and security interests to BTMU for the benefit of conduit investors and/or financial institutions for up to $80 million in cash proceeds. Upon payment of the receivables by customers, rather than remitting to BTMU the amounts collected, LKQ retains such collections as proceeds for the sale of new receivables generated by certain of the ongoing operations of the Company.
The sale of the ownership interest in the receivables is accounted for as a secured borrowing in our Unaudited Consolidated Condensed Balance Sheets, under which the receivables included in the program collateralize the amounts invested by BTMU, the conduit investors and/or financial institutions. The receivables are held by LKQ Receivables Finance Company, LLC ("LRFC"), a wholly owned bankruptcy-remote special purpose subsidiary of LKQ, and therefore, the receivables are available first to satisfy the creditors of LRFC, including the investors. As of September 30, 2013 and December 31, 2012, $110.3 million and $116.9 million, respectively, of net receivables were collateral for the investment under the receivables facility.
Under the receivables facility, we pay variable interest rates plus a margin on the outstanding amounts invested by the Purchasers. The variable rates are based on (i) commercial paper rates, (ii) the London InterBank Offered Rate ("LIBOR") plus 1.25%, or (iii) base rates, and are payable monthly in arrears. Commercial paper rates will be the applicable variable rate unless conduit investors are not available to invest in the receivables at commercial paper rates. In such case, financial institutions will invest at the LIBOR rate plus 1.25% or at base rates. We also pay a commitment fee on the excess of the investment maximum over the average daily outstanding investment, payable monthly in arrears. As of September 30, 2013 and December 31, 2012, the interest rate under the receivables facility was based on commercial paper rates and was 1.01% and 1.05%, respectively. The outstanding balances of $10.0 million and $80.0 million as of September 30, 2013 and December 31, 2012, respectively, were classified as long-term on the Unaudited Consolidated Condensed Balance Sheets because we have the ability and intent to refinance these borrowings on a long-term basis.

Long-Term Obligations
Long-Term Obligations consist of the following (in thousands):

	December 31,
	2012	2011
Senior secured credit agreement:
Term loans payable	$420,625	$240,625
Revolving credit facility	553,964	660,730
Receivables securitization facility	80,000	—
Notes payable through October 2018 at weighted average interest rates of 1.7% and 2.0%, respectively	42,398	38,338
Other long-term debt at weighted average interest rates of 3.3% and 3.2%, respectively	21,491	16,383
	1,118,478	956,076
Less current maturities	(71,716)	(29,524)
	$1,046,762	$926,552

The scheduled maturities of long-term obligations outstanding at December 31, 2012 are as follows (in thousands):

2013	$71,716
2014	54,611
2015	138,323
2016	847,759
2017	848
Thereafter	5,221
$1,118,478

Senior Secured Credit Agreement
On March 25, 2011, we entered into a credit agreement with the several lenders from time to time party thereto, JPMorgan Chase Bank, N.A., as administrative agent, Bank of America N.A., as syndication agent, RBS Citizens, N.A. and Wells Fargo Bank, National Association, as co-documentation agents, and J.P. Morgan Securities LLC, Merrill Lynch, Pierce, Fenner & Smith Incorporated, RBS Citizens, N.A. and Wells Fargo Securities, LLC, as joint lead arrangers and joint bookrunners, which was amended on September 30, 2011 (as amended, the “Credit Agreement”). The Credit Agreement provides for borrowings up to $1.4 billion, consisting of (1) a $950 million revolving credit facility (the “Revolving Credit Facility”), (2) a $250 million term loan facility (the “Term Loan Facility”) and (3) an additional term loan facility of up to $200 million (“New Term Loan Facility”). Under the Revolving Credit Facility, we are permitted to draw up to the U.S. dollar equivalent of $500 million in Canadian dollars, pounds sterling, euros, and other agreed-upon currencies. The Credit Agreement also provides for (a) the issuance of up to $125 million of letters of credit under the Revolving Credit Facility in agreed-upon currencies, (b) the issuance of up to $25 million of swing line loans under the Revolving Credit Facility, and (c) the opportunity to increase the amount of the Revolving Credit Facility or obtain incremental term loans up to $400 million. Outstanding letters of credit and swing line loans are taken into account when determining availability under the Revolving Credit Facility. In January 2012, we borrowed the full $200 million available under the New Term Loan Facility, which we used to pay down a portion of our Revolving Credit Facility borrowings.
The obligations under the Credit Agreement are unconditionally guaranteed by our direct and indirect domestic subsidiaries and certain foreign subsidiaries. Obligations under the Credit Agreement, including the related guarantees, are collateralized by a security interest and lien on a majority of the existing and future personal property of, and a security interest in 100% of our equity interest in, each of our existing and future direct and indirect domestic and foreign subsidiaries, provided that if a pledge of 100% of a foreign subsidiary’s voting equity interests gives rise to an adverse tax consequence, such pledge shall be limited to 65% of the voting equity interest of the first tier foreign subsidiary. In the event that we obtain and maintain certain ratings from S&P (BBB- or better, with stable or better outlook) or Moody’s (Baa3 or better, with stable or better outlook), and upon our request, the security interests in and liens on the collateral described above shall be released. As of December 31, 2012, our our credit ratings from Moody’s and S&P were Ba2 and BB+, respectively, with a stable outlook.
Amounts under the Revolving Credit Facility are due and payable upon maturity of the Credit Agreement in March 2016. Amounts under the Term Loan Facility are due and payable in quarterly installments, with the annual payments equal to 5% of the original principal amount in the first and second years, 10% of the original principal amount in the third and fourth years, and 15% of the original principal amount in the fifth year. The remaining balance under the Term Loan Facility is due and payable on the maturity date of the Credit Agreement. Amounts under the New Term Loan Facility are due and payable in quarterly installments beginning after March 31, 2012, with the annual payments equal to 5% of the original principal amount in the first and second years and 10% of the original principal amount in the third and fourth years. The remaining balance under the New Term Loan Facility is due and payable on the maturity date of the Credit Agreement. We are required to prepay the Term Loan Facility and the New Term Loan Facility by amounts equal to proceeds from the sale or disposition of certain assets if the proceeds are not reinvested within twelve months. We also have the option to prepay outstanding amounts under the Credit Agreement without penalty.
The Credit Agreement contains customary representations and warranties, and contains customary covenants that provide limitations and conditions on our ability to, among other things (i) incur indebtedness, except for certain exclusions such as borrowings on a permitted receivables facility up to $100 million, (ii) incur liens, (iii) enter into any merger, consolidation, amalgamation, or otherwise liquidate or dissolve the Company, (iv) dispose of certain property, (v) make dividend payments, repurchase our stock, or enter into derivative contracts indexed to the value of our common stock, (vi) make certain investments, including the acquisition of assets constituting a business or the stock of a business designated as a non-guarantor, (vii) make optional prepayments of subordinated debt, (viii) enter into sale-leaseback transactions, (ix) issue preferred stock, redeemable stock, convertible stock or other similar equity instruments, and (x) enter into hedge agreements for speculative purposes or otherwise not in the ordinary course of business. The Credit Agreement also contains financial and affirmative covenants under which we (i) may not exceed a maximum net leverage ratio of 3.00 to 1.00, except in connection with permitted acquisitions with aggregate consideration in excess of $200 million during any period of four consecutive fiscal quarters in which case the maximum net leverage ratio may increase to 3.50 to 1.00 for the subsequent four fiscal quarters and (ii) are required to maintain a minimum interest coverage ratio of 3.00 to 1.00. We were in compliance with all restrictive covenants under the Credit Agreement as of December 31, 2012 and 2011.
The Credit Agreement contains events of default that include (i) our failure to pay principal when due or interest, fees, or other amounts after grace periods, (ii) our material breach of any representation or warranty, (iii) covenant defaults, (iv) cross defaults to certain other indebtedness, (v) bankruptcy, (vi) certain ERISA events, (vii) material judgments, (viii) change of control, and (ix) failure of subordinated indebtedness to be validly and sufficiently subordinated.
Borrowings under the Credit Agreement bear interest at variable rates, which depend on the currency and duration of the borrowing elected, plus an applicable margin. The applicable margin is subject to change in increments of 0.25% depending on our total leverage ratio. Interest payments are due on the last day of the selected interest period or quarterly in arrears depending on the type of borrowing. Including the effect of the interest rate swap agreements described in Note 6, "Derivative Instruments and Hedging Activities," the weighted average interest rates on borrowings outstanding against the Credit Agreement at December 31, 2012 and 2011 were 2.85% and 2.59%, respectively. We also pay a commitment fee based on the average daily unused amount of the Revolving Credit Facility. The commitment fee is subject to change in increments of 0.05% depending on our total leverage ratio. In addition, we pay a participation commission on outstanding letters of credit at an applicable rate based on our total leverage ratio, as well as a fronting fee of 0.125% to the issuing bank, which are due quarterly in arrears. Borrowings under the Credit Agreement totaled $974.6 million and $901.4 million at December 31, 2012 and 2011, respectively, of which $31.9 million and $12.5 million were classified as current maturities, respectively. As of December 31, 2012, there were $39.9 million of outstanding letters of credit. The amounts available under the Revolving Credit Facility are reduced by the amounts outstanding under letters of credit, and thus availability on the Revolving Credit Facility at December 31, 2012 was $356.1 million.
In 2011, we incurred a loss on debt extinguishment of $5.3 million related to the write off of the unamortized balance of capitalized debt issuance costs under our previous debt agreement. The amount of the write off excludes debt issuance cost amortization, which is recorded as a component of interest expense. We incurred $11.0 million in fees related to the execution of the Credit Agreement during 2011. These fees were capitalized within Other Assets on our Consolidated Balance Sheets and are amortized over the term of the agreement.
Receivables Securitization Facility
On September 28, 2012, we entered into a three year receivables securitization facility (the "Receivables Facility") pursuant to (i) a Receivables Sale Agreement (the "RSA"), among certain subsidiaries of LKQ, as "Originators," and LKQ Receivables Finance Company, LLC ("LRFC"), a wholly owned, bankruptcy-remote special purpose subsidiary of LKQ, as Buyer and (ii) a Receivables Purchase Agreement (the "RPA") among LRFC, as Seller, LKQ, as Servicer, certain conduit investors and The Bank of Tokyo-Mitsubishi UFJ, Ltd. ("BTMU"), as Administrative Agent, Managing Agent and Financial Institution.
Under the terms of the RSA, the Originators sell at a discount or contribute certain of their trade accounts receivable, related collections and security interests (the "Receivables") to LRFC on a revolving basis. Under the terms of the RPA, LRFC sells to BTMU for the benefit of the conduit investors and/or financial institutions (together with BTMU, the "Purchasers") an undivided ownership interest in the Receivables for up to $80 million in cash proceeds, subject to additional Incremental Purchases, as defined in the RPA, which may increase the maximum amount of aggregate investments made by the Purchasers. The proceeds from the Purchasers' initial investment of $77.3 million were used to finance LRFC's initial purchase from the Originators, and the proceeds from LRFC's initial purchase from the Originators were used to repay outstanding borrowings under the Revolving Credit Facility. Upon payment of the Receivables by customers, rather than remitting to BTMU the amounts collected, LRFC has reinvested and will reinvest such Receivables payments to purchase additional Receivables from the Originators, subject to the Originators generating sufficient eligible Receivables to sell to LRFC in replacement of collected balances. LRFC may also use the proceeds from a subordinated loan made by the Originators to LRFC to finance purchases of the Receivables from the Originators. Because the Receivables are held by LRFC, a separate bankruptcy-remote corporate entity, the Receivables will be available first to satisfy the creditors of LRFC, including the Purchasers. At the end of the initial three year term, the financial institutions may elect to renew their commitments under the RPA.
The sale of the ownership interest in the Receivables is accounted for as a secured borrowing on our Consolidated Balance Sheets, under which the Receivables collateralize the amounts invested by the Purchasers. As of December 31, 2012, $116.9 million of net Receivables were collateral for the investment under the Receivables Facility. Under the RPA, we pay variable interest rates plus a margin on the outstanding amounts invested by the Purchasers. The variable rates are based on (i) commercial paper rates, (ii) LIBOR rates plus 1.25%, or (iii) base rates, and are payable monthly in arrears. We also pay a commitment fee on the excess of the investment maximum over the average daily outstanding investment, payable monthly in arrears. As of December 31, 2012, the interest rate under the Receivables Facility was 1.05%. During 2012, we also incurred $0.3 million of arrangement fees and other related transaction costs which were capitalized within Other Assets on the Consolidated Balance Sheets and are amortized over the term of the facility. As of December 31, 2012, the outstanding balance of $80.0 million was classified as long-term on the Consolidated Balance Sheets because we have the ability and intent to refinance these borrowings on a long-term basis.
The RPA contains customary representations and warranties and customary covenants, including covenants to preserve the bankruptcy remote status of LRFC. The RPA also contains customary default and termination provisions that provide for acceleration of amounts owed under the RPA upon the occurrence of certain specified events with respect to LRFC, the Originators or LKQ, including, but not limited to, (i) LRFC's failure to pay interest and other amounts due, (ii) failure by LRFC, the Originators, or LKQ to pay certain indebtedness, (iii) certain insolvency events with respect to LRFC, the Originators or LKQ, (iv) certain judgments entered against LRFC, the Originators or LKQ, (v) certain liens filed with respect to the assets of LRFC or the Originators, and (vi) breach of certain financial ratios designed to capture events negatively affecting the overall credit quality of the Receivables securing amounts invested by the Purchasers.
Other Long-Term Obligations
As part of the consideration for business acquisitions completed during 2012, 2011 and 2010, we issued promissory notes totaling approximately $16.0 million, $34.2 million and $5.5 million, respectively. The weighted average interest rates on the notes outstanding at December 31, 2012 and 2011 were 1.7% and 2.0%, respectively.